Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 8 – GOODWILL AND INTANGIBLE ASSETS

Goodwill

During the third quarter, Firstbank Corporation retained Austin Associates, LLC (“Austin”) to perform a goodwill impairment analysis. The valuation date was July 31, 2011. The steps that Austin utilized in a Step 1 valuation test included the reporting unit and the appropriate standard and level of value, the calculation of fair value and the comparison of fair value to carrying value. Austin determined that Firstbank Corporation was the relevant reporting unit to be valued. The standard of value used in the valuation was fair value. Austin’s interpretation of this definition is that it is the value of ownership of the specific business with consideration of synergies, efficiencies and other value enhancing factors. The appropriate level of value used was controlling interest level. This is consistent with allowing for synergies and other factors as described previously and also considers premiums where appropriate. The appraisal methodology utilized by Austin includes the following valuation approaches:

A.Income Approach: Under this approach, a discounted cash flow value is calculated based on earnings capacity.

B.Asset Approach: This approach is based on the difference between the estimated market value of assets and liabilities.

C.Market Approach: This analysis is based on price-to-earnings multiples, price-to-tangible-book ratios and core deposit premiums for selected bank sale transactions.

Austin used the individual valuation results to calculate their estimate of the fair value of common equity. This figure was then compared to the carrying value of equity to determine whether the Step 1 test had passed or failed. In its findings, Austin Associates determined that the fair value of Firstbank’s common equity was $105 million, below its carrying value of $117.4 million on the testing date. As required by generally accepted accounting principles, since the Step 1 test did not pass, it was necessary to complete a Step 2 test.

In the Step 2 test, Austin determines the implied value of goodwill compared with Firstbank’s carrying value of goodwill. In the Step 2 test, if the implied amount of goodwill exceeds the carrying amount, then no goodwill impairment charge is required. To determine the implied value of goodwill, Austin estimated the fair value of Firstbank’s identifiable assets less liabilities. The difference is the net identifiable assets of the company.

Austin used a variety of methods to determine the fair value of Firstbank’s assets and liabilities, including: recent transactions data, discounted cash flows, and market price indications. Assets reviewed consisted of: loans, investments, and other real estate owned, while liabilities reviewed included: deposits and borrowed funds. After completing this valuation exercise, the fair value of Firstbank’s common equity determined in Step 1 above, was subtracted from the estimated net identifiable assets to determine the implied fair value of goodwill. Based on the analysis, Austin concluded that the implied fair value of goodwill exceeded the carrying value; therefore, no goodwill impairment charge was required at this time. Whole bank sale transactions at a premium to tangible book value in the market place play an important role in the determination of fair value of the company. Changes in the pricing of future whole bank sales could negatively affect future valuation and result in goodwill impairment at a future date.

There was no change in the carrying amount of goodwill during the year.

(In Thousands of Dollars)
	2011	2010
Balance at January 1	$35,513	$35,513
Goodwill from acquisitions/(divestitures)	0	0
Balance at December 31	$35,513	$35,513

Acquired Intangible Assets

Acquired intangible assets at year end were as follows:

(In Thousands of Dollars)	2011	2010	2009
Core deposit intangibles resulting from bank and branch acquisitions:
Gross Amount	$7,930	$7,930	$7,930
Accumulated Amortization	(6,482)	(5,786)	(4,990)
Net Carrying Value	$1,448	$2,145	$2,940

Aggregate amortization expense was $697,000, $796,000, and $934,000 for 2011, 2010, and 2009, respectively. Our estimated amortization expense for each of the next five years is:

(In Thousands of Dollars)

Year	Amount
2012	$482
2013	$370
2014	$278
2015	$185
2016	$99